Financial instruments - financial and other risks (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Fair Values and Carrying Values of Financial Liabilities
The fair values and carrying values of our financial instruments at June 30, 2019 and December 31, 2018, respectively, are shown in the table below.
Categories of Financial Instruments

	As of June 30, 2019		As of December 31, 2018
Amounts in thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$467,219	$467,219	$593,652	$593,652
Restricted cash (2)	12,294	12,294	12,285	12,285
Accounts receivable (3)	56,469	56,469	69,718	69,718
Investment in BWTS supplier (4)	1,751	1,751	1,751	1,751
Working capital contributions to Scorpio Pools (5)	45,694	45,694	42,973	42,973
Seller's credit on sale leaseback vessels (6)	9,352	9,352	9,087	9,087

Financial liabilities
Accounts payable (7)	$15,354	$15,354	$11,865	$11,865
Accrued expenses (7)	29,175	29,175	22,972	22,972
Secured bank loans (8)	1,018,638	1,018,638	1,066,452	1,066,452
Finance lease liability (9)	1,363,932	1,363,932	1,420,381	1,420,381
Unsecured Senior Notes Due 2020 (10)	54,524	53,750	52,584	53,750
Unsecured Senior Notes Due 2019 (10)	—	—	58,029	57,500
Convertible Senior Notes due 2019 (11)	142,708	142,708	140,267	145,000
Convertible Senior Notes due 2022 (11)	210,865	203,500	163,842	203,500
IFRS 16 - Lease liabilities (12)	68,072	68,072	—	—

(1)	Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.

(2)	Restricted cash are considered Level 1 items due to the liquid nature of these assets.

(3)	We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.

(4)
We consider the value of our minority interest in our BWTS supplier (as described in Note 5) to be a Level 3 fair value measurement, as this supplier is a private company and the value has been determined based on unobservable market data (i.e. the proceeds that we would receive if we exercised the put option set forth in the agreement in full). Moreover, we consider that its carrying value approximates fair value given that the value of this investment is contractually limited to the strike prices set forth in the put option that was granted to the Company and the call option that was granted to the supplier. The difference in the aggregate value of the investment, based on the spread between the exercise prices of the put and call options, is $0.6 million.

(5) Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For all owned vessels, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets.  We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.
(6) The seller's credit on lease financed vessels represents the present value of the deposits of $4.35 million per vessel ($13.1 million in aggregate) that was retained by the buyer as part of the sale and operating leasebacks of STI Beryl, STI Le Rocher and STI Larvotto, which is described in Note 5.  This deposit will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement.  This deposit has been recorded as a financial asset measured at amortized cost.  The present value of this deposit has been calculated based on the interest rate that is implied in the leases, and the carrying value will accrete over the life of the lease using the effective interest method, through interest income, until expiration.  We consider that its carrying value approximates fair value given that its value is contractually fixed based on the terms of each lease.

(7)	We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.

(8)
The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because (i) the interest rates on these instruments change with, or approximate, market interest rates and (ii) the credit risk of the Company has remained stable. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $10.3 million and $12.6 million of unamortized deferred financing fees as of June 30, 2019 and December 31, 2018, respectively.

(9)
The carrying value of our obligations due under finance lease arrangements are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because (i) the interest rates on these instruments change with, or approximate, market interest rates and (ii) the credit risk of the Company has remained stable. These amounts are shown net of $8.7 million and $9.5 million of unamortized deferred financing fees as of June 30, 2019 and December 31, 2018, respectively.

(10) The carrying value of our Unsecured Senior Notes Due 2020 are measured at amortized cost using the effective interest method. The carrying values shown in the table are the face value of the notes. These notes are shown net of $0.3 million and $0.5 million of unamortized deferred financing fees on our unaudited condensed consolidated balance sheet as of June 30, 2019 and December 31, 2018. Our Unsecured Senior Notes Due 2020 are quoted on the New York Stock Exchange under the symbols 'SBNA'. We consider their fair values to be Level 1 measurements due to their quotation on an active exchange.
(11) The carrying value of our Convertible Senior Notes due 2019 and Convertible Senior Notes 2022 shown in the table above are their face value. The liability components of the Convertible Senior Notes due 2019 and Convertible Senior Notes 2022 have been recorded within Long-term debt on the unaudited condensed consolidated balance sheet as of June 30, 2019. The equity components of the Convertible Senior Notes due 2019 and Convertible Senior Notes 2022 have been recorded within Additional paid-in capital on the unaudited condensed consolidated balance sheet, net of $1.9 million, of unamortized deferred financing fees. These instruments are traded in inactive markets and are valued based on quoted prices on the recent trading activity. Accordingly, we consider its fair value to be a Level 2 measurement.
(12) The carrying values of our IFRS 16 - Leases, lease liabilities are measured at present value of the minimum lease payments over the lease term, discounted at the Company's incremental borrowing rate. We consider that the carrying value approximates fair value because the interest rates on these instruments approximate market interest rates. Accordingly, we consider their fair value to a Level 2 measurement.

Fair Values and Carrying Values of Financial Assets
The fair values and carrying values of our financial instruments at June 30, 2019 and December 31, 2018, respectively, are shown in the table below.
Categories of Financial Instruments

	As of June 30, 2019		As of December 31, 2018
Amounts in thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$467,219	$467,219	$593,652	$593,652
Restricted cash (2)	12,294	12,294	12,285	12,285
Accounts receivable (3)	56,469	56,469	69,718	69,718
Investment in BWTS supplier (4)	1,751	1,751	1,751	1,751
Working capital contributions to Scorpio Pools (5)	45,694	45,694	42,973	42,973
Seller's credit on sale leaseback vessels (6)	9,352	9,352	9,087	9,087

Financial liabilities
Accounts payable (7)	$15,354	$15,354	$11,865	$11,865
Accrued expenses (7)	29,175	29,175	22,972	22,972
Secured bank loans (8)	1,018,638	1,018,638	1,066,452	1,066,452
Finance lease liability (9)	1,363,932	1,363,932	1,420,381	1,420,381
Unsecured Senior Notes Due 2020 (10)	54,524	53,750	52,584	53,750
Unsecured Senior Notes Due 2019 (10)	—	—	58,029	57,500
Convertible Senior Notes due 2019 (11)	142,708	142,708	140,267	145,000
Convertible Senior Notes due 2022 (11)	210,865	203,500	163,842	203,500
IFRS 16 - Lease liabilities (12)	68,072	68,072	—	—

(1)	Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.

(2)	Restricted cash are considered Level 1 items due to the liquid nature of these assets.

(3)	We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.

(4)
We consider the value of our minority interest in our BWTS supplier (as described in Note 5) to be a Level 3 fair value measurement, as this supplier is a private company and the value has been determined based on unobservable market data (i.e. the proceeds that we would receive if we exercised the put option set forth in the agreement in full). Moreover, we consider that its carrying value approximates fair value given that the value of this investment is contractually limited to the strike prices set forth in the put option that was granted to the Company and the call option that was granted to the supplier. The difference in the aggregate value of the investment, based on the spread between the exercise prices of the put and call options, is $0.6 million.

(5) Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For all owned vessels, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets.  We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.
(6) The seller's credit on lease financed vessels represents the present value of the deposits of $4.35 million per vessel ($13.1 million in aggregate) that was retained by the buyer as part of the sale and operating leasebacks of STI Beryl, STI Le Rocher and STI Larvotto, which is described in Note 5.  This deposit will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement.  This deposit has been recorded as a financial asset measured at amortized cost.  The present value of this deposit has been calculated based on the interest rate that is implied in the leases, and the carrying value will accrete over the life of the lease using the effective interest method, through interest income, until expiration.  We consider that its carrying value approximates fair value given that its value is contractually fixed based on the terms of each lease.

(7)	We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.

(8)
The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because (i) the interest rates on these instruments change with, or approximate, market interest rates and (ii) the credit risk of the Company has remained stable. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $10.3 million and $12.6 million of unamortized deferred financing fees as of June 30, 2019 and December 31, 2018, respectively.

(9)
The carrying value of our obligations due under finance lease arrangements are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because (i) the interest rates on these instruments change with, or approximate, market interest rates and (ii) the credit risk of the Company has remained stable. These amounts are shown net of $8.7 million and $9.5 million of unamortized deferred financing fees as of June 30, 2019 and December 31, 2018, respectively.

(10) The carrying value of our Unsecured Senior Notes Due 2020 are measured at amortized cost using the effective interest method. The carrying values shown in the table are the face value of the notes. These notes are shown net of $0.3 million and $0.5 million of unamortized deferred financing fees on our unaudited condensed consolidated balance sheet as of June 30, 2019 and December 31, 2018. Our Unsecured Senior Notes Due 2020 are quoted on the New York Stock Exchange under the symbols 'SBNA'. We consider their fair values to be Level 1 measurements due to their quotation on an active exchange.
(11) The carrying value of our Convertible Senior Notes due 2019 and Convertible Senior Notes 2022 shown in the table above are their face value. The liability components of the Convertible Senior Notes due 2019 and Convertible Senior Notes 2022 have been recorded within Long-term debt on the unaudited condensed consolidated balance sheet as of June 30, 2019. The equity components of the Convertible Senior Notes due 2019 and Convertible Senior Notes 2022 have been recorded within Additional paid-in capital on the unaudited condensed consolidated balance sheet, net of $1.9 million, of unamortized deferred financing fees. These instruments are traded in inactive markets and are valued based on quoted prices on the recent trading activity. Accordingly, we consider its fair value to be a Level 2 measurement.
(12) The carrying values of our IFRS 16 - Leases, lease liabilities are measured at present value of the minimum lease payments over the lease term, discounted at the Company's incremental borrowing rate. We consider that the carrying value approximates fair value because the interest rates on these instruments approximate market interest rates. Accordingly, we consider their fair value to a Level 2 measurement.